UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glade Brook Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Barron
Title:     Chief Financial Officer
Phone:     203-861-3011

Signature, Place, and Date of Signing:

 /s/ Paul Barron     Greenwich, CT     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $106,392 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     7495   124900 SH       SOLE                   124900        0        0
BAIDU INC                      SPON ADR REP A   056752108     6069    52104 SH       SOLE                    52104        0        0
BAIDU INC                      SPON ADR REP A   056752108    10086    86600 SH  PUT  SOLE                    86600        0        0
CBS CORP NEW                   CL B             124857202     6167   227229 SH       SOLE                   227229        0        0
COACH INC                      COM              189754104     6143   100640 SH       SOLE                   100640        0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     2527   108000 SH  PUT  SOLE                   108000        0        0
GANNETT INC                    COM              364730101     4610   344801 SH       SOLE                   344801        0        0
GOOGLE INC                     CL A             38259P508     4758     7367 SH       SOLE                     7367        0        0
HOMEAWAY INC                   COM              43739Q100      791    34016 SH       SOLE                    34016        0        0
LAS VEGAS SANDS CORP           COM              517834107     4448   104105 SH       SOLE                   104105        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     3181    77520 SH       SOLE                    77520        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106     4599    58924 SH       SOLE                    58924        0        0
MGM RESORTS INTERNATIONAL      COM              552953101     3442   330031 SH       SOLE                   330031        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307     6011   129851 SH       SOLE                   129851        0        0
NETEASE COM INC                SPONSORED ADR    64110W102     9194   205000 SH  PUT  SOLE                   205000        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1284    53400 SH  PUT  SOLE                    53400        0        0
NEWS CORP                      CL A             65248E104     3092   173304 SH       SOLE                   173304        0        0
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109     1425    90800 SH  PUT  SOLE                    90800        0        0
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     3841    96000 SH  PUT  SOLE                    96000        0        0
SINA CORP                      ORD              G81477104     4004    77000 SH  CALL SOLE                    77000        0        0
SOHU COM INC                   COM              83408W103     2670    53400 SH  PUT  SOLE                    53400        0        0
TAL INTL GROUP INC             COM              874083108     1100    38200 SH  PUT  SOLE                    38200        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     6470   250775 SH       SOLE                   250775        0        0
TIME WARNER INC                COM NEW          887317303     2985    82595 SH       SOLE                    82595        0        0